SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Program has evaluated subsequent events occurring after the date of the financial statements through June 5, 2026 which is the date the financial statements were available to be issued. Based upon that evaluation, the Program has determined that no other subsequent events other than already disclosed in Note 1 have occurred which require adjustment to, or disclosure in, the financial statements.